Shareholder Report	6 Months Ended
May 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	SPIRIT OF AMERICA INVESTMENT FUND INC
Entity Central Index Key	0001039667
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
C000143747
Shareholder Report [Line Items]
Fund Name	Spirit of America Energy Fund
Class Name	Class A Shares
Trading Symbol	SOAEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Spirit of America Energy Fund (the "Fund") for the period of December 1, 2024 through May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.funddocs.filepoint.com/soa/. You can also request this information by contacting us at (516) 390-5565.
Additional Information Phone Number	(516) 390-5565
Additional Information Website	www.funddocs.filepoint.com/soa/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$71	1.48%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.48%
AssetsNet	$ 166,560,544
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 912,924
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$166,560,544 Number of Portfolio Holdings73 Advisory Fee $912,924 Portfolio Turnover2%
Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-3.3%
Gas Utilities	0.3%
Electrical Power Equipment	0.5%
Diversified Industrials	0.6%
Integrated Electric Utilities	0.9%
Power Generation	2.1%
Oilfield Services & Equipment	3.3%
Money Market Funds	4.3%
Integrated Oils	8.8%
Refining & Marketing	14.6%
Exploration & Production	15.1%
Midstream - Oil & Gas	52.8%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended May 31, 2025.
C000167220
Shareholder Report [Line Items]
Fund Name	Spirit of America Energy Fund
Class Name	Class C Shares
Trading Symbol	SACEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Spirit of America Energy Fund (the "Fund") for the period of December 1, 2024 through May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.funddocs.filepoint.com/soa/. You can also request this information by contacting us at (516) 390-5565.
Additional Information Phone Number	(516) 390-5565
Additional Information Website	www.funddocs.filepoint.com/soa/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$106	2.23%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	2.23%
AssetsNet	$ 166,560,544
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 912,924
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$166,560,544 Number of Portfolio Holdings73 Advisory Fee $912,924 Portfolio Turnover2%
Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-3.3%
Gas Utilities	0.3%
Electrical Power Equipment	0.5%
Diversified Industrials	0.6%
Integrated Electric Utilities	0.9%
Power Generation	2.1%
Oilfield Services & Equipment	3.3%
Money Market Funds	4.3%
Integrated Oils	8.8%
Refining & Marketing	14.6%
Exploration & Production	15.1%
Midstream - Oil & Gas	52.8%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended May 31, 2025.
C000218733
Shareholder Report [Line Items]
Fund Name	Spirit of America Energy Fund
Class Name	Institutional Shares
Trading Symbol	SAIEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Spirit of America Energy Fund (the "Fund") for the period of December 1, 2024 through May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.funddocs.filepoint.com/soa/. You can also request this information by contacting us at (516) 390-5565.
Additional Information Phone Number	(516) 390-5565
Additional Information Website	www.funddocs.filepoint.com/soa/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$59	1.23%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.23%
AssetsNet	$ 166,560,544
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 912,924
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$166,560,544 Number of Portfolio Holdings73 Advisory Fee $912,924 Portfolio Turnover2%
Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-3.3%
Gas Utilities	0.3%
Electrical Power Equipment	0.5%
Diversified Industrials	0.6%
Integrated Electric Utilities	0.9%
Power Generation	2.1%
Oilfield Services & Equipment	3.3%
Money Market Funds	4.3%
Integrated Oils	8.8%
Refining & Marketing	14.6%
Exploration & Production	15.1%
Midstream - Oil & Gas	52.8%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended May 31, 2025.